Statement of Changes in Shareholders' Equity - USD ($)	Total	Previously Reported [Member]	Reverse Capitalization [Member]	Series A Preferred Stock [Member]	Series A Preferred Stock [Member] Previously Reported [Member]	Series A Preferred Stock [Member] Reverse Capitalization [Member]	Series A1 Preferred Stock [Member]	Series A1 Preferred Stock [Member] Previously Reported [Member]	Series A1 Preferred Stock [Member] Reverse Capitalization [Member]	Series B Preferred Stock [Member]	Series B Preferred Stock [Member] Previously Reported [Member]	Series B Preferred Stock [Member] Reverse Capitalization [Member]	Series C Preferred Stock [Member]	Series C Preferred Stock [Member] Previously Reported [Member]	Series C Preferred Stock [Member] Reverse Capitalization [Member]	Series C Convertible Preferred Stock [Member]	Common Stock [Member]	Common Stock [Member] Previously Reported [Member]	Common Stock [Member] Reverse Capitalization [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Previously Reported [Member]	Additional Paid-in Capital [Member] Reverse Capitalization [Member]	Accumulated Other Comprehensive Loss [Member]	Accumulated Other Comprehensive Loss [Member] Previously Reported [Member]	Accumulated Other Comprehensive Loss [Member] Reverse Capitalization [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] Previously Reported [Member]	Accumulated Deficit [Member] Reverse Capitalization [Member]
Beginning balance at Dec. 31, 2018		$ 115,211,000	$ 115,211,000															$ 2,000	$ 3,000		$ 174,601,000	$ 174,600,000		$ (4,310,000)	$ (4,310,000)		$ (55,082,000)	$ (55,082,000)
Beginning balance, shares at Dec. 31, 2018																		213,756	29,743,987
Temporary equity, beginning balance at Dec. 31, 2018		$ 215,348,000	$ 215,348,000		$ 60,270,000	$ 60,270,000		$ 61,444,000	$ 61,444,000		$ 76,832,000	$ 76,832,000		$ 16,802,000	$ 16,802,000
Temporary equity, beginning balance, shares at Dec. 31, 2018					42,750	6,027,027		60,013	6,144,432		57,000	7,683,175		16,802	2,566,186
Conversion of stock																	$ 1,000			$ (1,000)
Conversion of stock, shares				5,984,277			6,084,419			7,626,175			2,549,384				29,530,231
Issuance of stock	$ 7,000,000																			7,000,000
Issuance of stock, shares																	573,016
Repurchase of stock	(80,000)																			(80,000)
Repurchase of stock, shares																	(7,653)
Accrued dividends payable	(21,647,000)																			(21,647,000)
Temporary equity of accrued dividends payable	21,647,000			$ 8,090,000			$ 8,051,000			$ 5,506,000
Temporary equity of accrued dividends payable, shares				808,976			805,092			550,599
Foreign currency translation adjustment	517,000																						$ 517,000
Share-based compensation	1,682,000																			1,682,000
Net loss	(23,443,000)																									$ (23,443,000)
Temporary equity, ending balance at Dec. 31, 2019	236,995,000			$ 68,360,000			$ 69,495,000			$ 82,338,000			$ 16,802,000
Temporary equity, ending balance, shares at Dec. 31, 2019				6,836,003			6,949,524			8,233,774			2,566,186
Ending balance at Dec. 31, 2019	79,240,000																$ 3,000			161,555,000			(3,793,000)			(78,525,000)
Ending balance, shares at Dec. 31, 2019																	30,309,350
Repurchase of stock	(200,000)																			(200,000)
Repurchase of stock, shares																	(27,830)
Accrued dividends payable	(26,900,000)			$ 0						$ 0										(26,900,000)
Temporary equity of accrued dividends payable	26,900,000			$ 9,202,000			$ 9,126,000			$ 8,572,000
Temporary equity of accrued dividends payable, shares				920,155			912,583			857,201
Foreign currency translation adjustment	2,116,000																						2,116,000
Share-based compensation	1,161,000																			1,161,000
Net loss	(35,201,000)																									(35,201,000)
Temporary equity, ending balance at Dec. 31, 2020	263,895,000			$ 77,562,000			$ 78,621,000			$ 90,910,000			$ 16,802,000
Temporary equity, ending balance, shares at Dec. 31, 2020				7,756,158			7,862,107			9,090,975			2,566,186
Ending balance at Dec. 31, 2020	20,216,000																$ 3,000			135,616,000			(1,677,000)			(113,726,000)
Ending balance, shares at Dec. 31, 2020																	30,281,520
Accrued dividends payable	(22,822,000)			$ (42,468,000)						$ (40,835,000)										(22,822,000)
Temporary equity of accrued dividends payable	22,822,000			$ 7,656,000			$ 8,241,000			$ 6,925,000
Temporary equity of accrued dividends payable, shares				765,609			824,076			692,543
Foreign currency translation adjustment	(1,654,000)																						(1,654,000)
Share-based compensation	(1,856,000)																$ 200,426,000			(1,856,000)
Derecognition of shares, value	(300,000)												$ (300,000)
Derecognition of shares, shares													(45,818)
CTAC shares recapitalized, net of equity issuance cost	6,460,000																$ 1,000			6,428,000
CTAC shares recapitalized, net of equity issuance costs, shares																	10,373,491
Conversion of KORE warrants	10,663,000																			10,663,000
Conversion of KORE warrants, shares																	1,365,612
Private offering and merger financing, net of equity issuance costs	217,126,000																$ 2,000			216,875,000
Private offering and merger financing, net of equity issuance costs, shares																	22,686,326
Distributions to and conversions of preferred stock (Temporary equity Shares)				(8,521,767)			(8,686,183)			(9,783,518)			(2,520,368)
Distributions to and conversions of preferred stock (Shares)																	7,120,368
Distributions to and conversions of preferred stock (Temporary equity Value)	(286,417,000)			$ (85,218,000)			$ (86,862,000)			$ (97,835,000)			$ (16,502,000)
Distributions to and conversions of preferred stock	56,503,000																$ 1,000			56,502,000
Equity portion of convertible debt, net of issuance costs	11,960,000																			12,240,000
Net loss	(24,453,000)																									(24,453,000)
Temporary equity, ending balance at Dec. 31, 2021	0			$ 0			$ 0			$ 0						$ 0
Temporary equity, ending balance, shares at Dec. 31, 2021				0			0			0			0			0
Ending balance at Dec. 31, 2021	$ 272,143,000																$ 7,000			$ 413,646,000			$ (3,331,000)			$ (138,179,000)
Ending balance, shares at Dec. 31, 2021																	72,027,743